Net interest income (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of net interest income

Skr mn	2025	2024	2023
Interest income
Loans to credit institutions	1,005	921	1,113
Loans to the public	8,003	9,835	9,181
Loans in the form of interest-bearing securities	1,948	2,351	2,448
Interest-bearing securities excluding loans in the form of interest-bearing securities	1,926	2,561	2,885
Derivatives	982	3,381	3,519
Administrative remuneration CIRR-system[1]	243	240	260
Other assets	10	26	31
Total interest income	14,117	19,315	19,438
Interest expenses
Interest expenses excl. regulatory fees	-11,154	-16,011	-16,299
Resolution fee	-83	-105	-94
Risk tax	-142	-141	-150
Other regulatory fees[2]	-19	—	—
Total interest expenses	-11,398	-16,257	-16,543
Net interest income	2,719	3,058	2,895
1 Including administrative remuneration for concessionary loans by Skr 0 million (2024: Skr 0 million).
2 Other regulatory fees includes the fee to Riksbanken.

Skr mn	2025	2024	2023
Interest income were related to:
Financial assets at fair value through profit or loss	2,782	5,520	5,817
Derivatives used for hedge accounting	129	506	637
Financial assets at amortized cost	11,206	13,289	12,984
Total interest income	14,117	19,315	19,438
Interest expenses were related to:
Financial liabilities at fair value through profit or loss	1,046	752	1,048
Financial assets measured at fair value through profit or loss – negative interest on income	—	—	—
Financial assets measured at amortized cost – negative interest income	—	—	—
Derivatives used for hedge accounting	-1,576	-5,731	-8,035
Financial liabilities at amortized cost	-10,868	-11,278	-9,556
Total interest expenses	-11,398	-16,257	-16,543
Net interest income	2,719	3,058	2,895

Schedule of interest income by geographical areas
Interest income geographical areas

Skr mn	2025	2024	2023
Sweden	6,029	8,014	7,256
Europe except Sweden[1]	3,718	6,141	6,866
Countries outside of Europe[2]	4,370	5,160	5,316
Total interest income	14,117	19,315	19,438
1 Within Europe except Sweden, interest income from France makes up a significant portion, amounting to Skr 1,604 million (2014: Skr 3,662 million).
2 Within Countries outside of Europe, interest income from the USA makes up a significant portion, amounting to Skr 1,633 million (2014: Skr 2,139 million).

Schedule of interest income by product group
Interest income per product group

Skr mn	2025	2024	2023
Lending to Swedish exporters	6,098	7,795	7,352
Lending to exporters’ customers[1]	2,524	3,570	3,679
Liquidity	5,495	7,950	8,407
Total interest income	14,117	19,315	19,438
1 In interest income for Lending to exporters’ customers, Skr 243 million (2024: Skr 240 million) represents remuneration from the CIRR-system, see Note 24.